Impairments of streams, royalties and other interests - Nevada Copper (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Impairment of Streams, Royalties and other interests
Mineral interests	$ 1,894,470	$ 1,646,634
Impairment charge	(4,300)	148,034
Before provision for expected credit losses
Impairment of Streams, Royalties and other interests
Mineral interests	$ 2,578,624	$ 2,251,272	$ 2,193,414
Nevada Copper
Impairment of Streams, Royalties and other interests
Gold and silver stream ratio		95.00%		97.50%
Recoverable amount		$ 0
Impairment charge		$ 104,100
Discount rate percentage	5.00%
Nevada Copper stream
Impairment of Streams, Royalties and other interests
Mineral interests	$ 46,200
Impairment charge	$ 0
Loan receivable - Nevada Copper | Before provision for expected credit losses | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost			$ 11,800
Pumpkin Hollow open pit project area
Impairment of Streams, Royalties and other interests
NSR royalty	2.00%
Tedeboy exploration area
Impairment of Streams, Royalties and other interests
NSR royalty	2.00%